Retirement Plans - Schedule of Pension Plan Asset Allocation and Target Allocation by Asset Category (Detail)	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Percentage of Plan Assets at Year-end	100.00%	100.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of Plan Assets at Year-end	20.00%	33.10%
Equity Securities [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	0.00%
Equity Securities [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	30.00%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of Plan Assets at Year-end	80.00%	20.70%
Debt Securities [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	70.00%
Debt Securities [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	100.00%
Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of Plan Assets at Year-end	0.00%	46.20%
Money Market Funds [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	0.00%